LONG-TERM PREPAYMENTS AND OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Feb. 28, 2021
LONG-TERM PREPAYMENTS AND OTHER NON-CURRENT ASSETS
Schedule of long-term prepayments and other non-current assets

	As of	As of
	February 29,	February 28,
	2020	2021

Long-term prepayments (1)	$36,989	$154
Loan to employees (2)	3,940	3,700
Loan receivable (3)	32,661	36,012
Other non-current assets (4)	11,685	17,828

	$85,275	$57,694

(1)	The balances at February 29, 2020 and February 28, 2021 represented the Group’s prepayments to acquire equity interests in third-party companies.
(2)	Please see Note 5(3) for details of loan to employees.

11.         LONG-TERM PREPAYMENTS AND OTHER NON-CURRENT ASSETS – continued

(3)	The balances represented long-term loans to certain third parties with original maturity over one year. Accumulated interest income of $5,368 and $8,010 was accrued as of February 29, 2020 and February 28, 2021, respectively. The interest will be due, together with the principals, at maturity. The third parties pledged their equity interests in other companies to the Group to guarantee the loan principals and interests.
(4)	As of February 29, 2020 and February 28, 2021, other non-current assets were primarily made up of prepayment for property and equipment, the construction in process and long-term service fees.